Accounting policies (Details) £ in Billions		12 Months Ended
	Jan. 01, 2019 GBP (£)	Dec. 31, 2020 GBP (£) item	Dec. 31, 2019 GBP (£)
Disclosure of initial application of standards or interpretations [line items]
Increase in cash and balances at central banks		£ 5.0
Decrease in loans to banks, amortised cost		£ 5.0
Reclassification from loans to banks, amortised cost to cash and balances at central banks	£ 2.5		£ 3.1
Derivatives and hedging
Number of types of hedges | item		3
Credit cards
Financial assets carried at amortised cost
Write off period		4 years
Accounting developments
Number of arrear cycles after which the financial asset is written off | item		12
Financial Asset Writeoff Period		4 years
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives		3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives		5 years
Maximum | Retail mortgages
Financial assets carried at amortised cost
Write off period		5 years
Accounting developments
Financial Asset Writeoff Period		5 years
Maximum | Overdrafts and other unsecured loans
Financial assets carried at amortised cost
Write off period		6 years
Accounting developments
Financial Asset Writeoff Period		6 years
Maximum | Business loans
Financial assets carried at amortised cost
Write off period		5 years
Accounting developments
Financial Asset Writeoff Period		5 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives		12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives		10 years